Summary of Significant Accounting Policies (Additional Information) (Details)			12 Months Ended
	Mar. 11, 2022	Oct. 19, 2021	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Allowance for doubtful accounts			$ 1,400,000	$ 5,700,000
Bad debt ,Write-offs			1,000,000
Inventory write down			$ 2,100,000	1,600,000	$ 3,600,000
Number of operating segments | Segment			2
Number of reportable segments | Segment			2
Advertisement expenses			$ 180,700,000	37,500,000	$ 175,900,000
Tax benefit percent under tax receivable agreement			85.00%
Liability under the tax receivable agreement			$ 0
Acquisition of noncontrolling interests from Business Transaction			32,700,000
Gross proceeds			20,200
Operating Lease, Liability			6,500,000			$ 10,989,000
Operating Lease, Right-of-Use Asset			$ 0			9,517,000
Operating Lease, Liability, Statement of Financial Position [Extensible List]			Operating Lease, Liability
Recognized operating lease assets							$ 6,600,000
Total operating lease liabilities						$ 25,386,000	8,100,000
Operating lease liability current							3,000,000
Right of use assets adjusted balance							$ 1,500,000
Significant Impact Upon Adoption [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating Lease, Right-of-Use Asset			$ 9,000,000
Class A Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion Basis			one-to-one
Hoya Intermediate, LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage			40.10%
RSUs | Directors
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Vesting period		5 years	5 years
RSUs | Non Directors
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Vesting period			4 years
Options [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Vesting period	3 years		4 years
Expiration period			10 years
Covid-19
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts receivable			$ 7,200,000	$ 23,400,000